Schedule I - Condensed Financial Information of Parent Company	12 Months Ended
May 31, 2016
Condensed Financial Information of Parent Company Only Disclosure [Abstract]
Schedule I - Condensed Financial Information of Parent Company

NEW ORIENTAL EDUCATION & TECHNOLOGY GROUP INC.

Additional Information - Financial Statement Schedule I

Condensed Financial Information of Parent Company

Balance Sheets

(In thousands, except share and share data)

	As of May 31,
	2015	2016
	US$	US$
ASSETS
Current assets:
Cash and cash equivalents	22,748	11,984
Term deposit	—	10,000
Prepaid expense and other current assets	10,780	5,900
Amounts due from related parties	25,696	16,758

Total current assets	59,224	44,642
Long-term investments	51,902	96,498
Investments in subsidiaries and VIEs	1,194,328	1,353,090

Total assets	1,305,454	1,494,230

LIABILITIES AND SHAREHOLDERS’ EQUITY
Current liabilities:
Accrued expenses and other current liabilities	9,689	6,016
Amounts due to related parties	75,417	83,642

Total current liabilities	85,106	89,658

Equity:
Common shares (US$0.01 par value; 300,000,000 shares authorized as of May 31, 2015 and 2016; 158,379,387 shares issued as of May 31, 2015 and 2016; 156,486,763 and 157,439,397 shares outstanding as of May 31, 2015 and 2016, respectively)	1,584	1,584
Treasury stock	(19)	(9)
Additional paid-in capital	141,653	223,422
Retained earnings	977,625	1,116,627
Accumulated other comprehensive income	99,505	62,948

Total shareholders’ equity	1,220,348	1,404,572

Total liabilities and equity	1,305,454	1,494,230

NEW ORIENTAL EDUCATION & TECHNOLOGY GROUP INC.

Additional Information - Financial Statement Schedule I

Condensed Financial Information of Parent Company

Statements of Operations

(In thousands)

	Years ended May 31,
	2014	2015	2016
	US$	US$	US$
Operating costs and expenses:
General and administrative	20,435	12,963	16,732

Total operating costs and expenses	20,435	12,963	16,732

Operating loss	(20,435)	(12,963)	(16,732)
Interest income	1	2	1
Equity in earnings of subsidiaries and VIEs	236,138	205,974	241,615

Net income	215,704	193,013	224,884

NEW ORIENTAL EDUCATION & TECHNOLOGY GROUP INC.

Additional Information - Financial Statement Schedule I

Condensed Financial Information of Parent Company

Statements of Comprehensive Income

(In thousands)

	Years ended May 31,
	2014	2015	2016
	US$	US$	US$
Net income	215,704	193,013	224,884

Other comprehensive income, net of tax
Foreign currency translation adjustment	(17,894)	12,006	(72,193)
Unrealized gain on available-for-sale securities, net of tax effect of nil, nil and nil for years ended May 31, 2014, 2015 and 2016	586	21,940	35,636

Other comprehensive (loss) / income	(17,308)	33,946	(36,557)

Comprehensive income	198,396	226,959	188,327

NEW ORIENTAL EDUCATION & TECHNOLOGY GROUP INC.

Additional Information - Financial Statement Schedule I

Condensed Financial Information of Parent Company Statements of Changes in Equity

(In thousands, except share data)

	Common shares		Additional paid-in capital	Treasury stock	Retained earnings	Accumulated other comprehensive income	Total shareholders’ equity
	Unrestricted shares	Amount
		US$	US$	US$	US$	US$	US$
Balance at June 1, 2013	156,695,987	1,573	164,336	(17)	608,493	82,867	857,252
Issuance of ADS shares for the exercises of employee share options	—	11	7,837	—	—	—	7,848
Reissuance of Treasury stock for the exercises of employee share options	1,014,727	—	13,514	10	—	—	13,524
Reissuance of Treasury stock for Non-vested equity shares vested	810,052	—	(8)	8	—	—	—
Share based compensation expense	—	—	20,079	—	—	—	20,079
Dividend declared	—	—	(14,891)	—	(39,585)	—	(54,476)
Share repurchase	(762,100)	—	(16,858)	(7)	—	—	(16,865)
Net income	—	—	—	—	215,704	—	215,704
Foreign currency translation adjustment	—	—	—	—	—	(17,894)	(17,894)
Unrealized gain on available-for-sale securities, net of tax effect of nil	—	—	—	—	—	586	586

Balance at May 31, 2014	157,758,666	1,584	174,009	(6)	784,612	65,559	1,025,758

Reissuance of Treasury stock for the exercises of employee share options	953,514	—	11,353	9	—	—	11,362
Reissuance of Treasury stock for Non-vested equity shares vested	575,432	—	(6)	6	—	—	—
Share based compensation expense	—	—	15,689	—	—	—	15,689
Share repurchase	(2,800,849)	—	(59,392)	(28)	—	—	(59,420)
Net income	—	—	—	—	193,013	—	193,013
Foreign currency translation adjustment	—	—	—	—	—	12,006	12,006
Unrealized gain on available-for-sale securities, net of tax effect of nil	—	—	—	—	—	21,940	21,940

Balance at May 31, 2015	156,486,763	1,584	141,653	(19)	977,625	99,505	1,220,348

Reissuance of Treasury stock for the exercises of employee share options	240,304	—	2,428	3	—	—	2,431
Reissuance of Treasury stock for Non-vested equity shares vested	712,330	—	(7)	7	—	—	—
Share based compensation expense	—	—	16,810	—	—	—	16,810
Dividend declared	—	—	—	—	(62,668)	—	(62,668)
Net income	—	—	—	—	224,884	—	224,884
Capital injection of noncontrolling interests	—	—	39,579	—	—	—	39,579
Repurchase share from noncontrolling interest	—	—	(255)	—	—	—	(255)
Equity restructuring of Xuncheng	—	—	23,214	—	(23,214)	—	—
Foreign currency translation adjustment	—	—	—	—	—	(72,193)	(72,193)
Unrealized gain on available-for-sale securities, net of tax effect of nil	—	—	—	—	—	35,636	35,636

Balance at May 31, 2016	157,439,397	1,584	223,422	(9)	1,116,627	62,948	1,404,572

NEW ORIENTAL EDUCATION & TECHNOLOGY GROUP INC.

Additional Information - Financial Statement Schedule I

Condensed Financial Information of Parent Company

Statements of Cash Flows

(In thousands)

	Years ended May 31,
	2014	2015	2016
	US$	US$	US$
Cash flows from operating activities:
Net income	215,704	193,013	224,884
Adjustments to reconcile net income to net cash provided by (used in) operating activities
Equity in earnings of subsidiaries	(236,138)	(205,974)	(241,615)
Dividend received from subsidiaries	83,728	—	49,984
Share-based compensation expense	20,079	15,689	16,810
Changes in operating assets and liabilities:
Prepaid expenses and other current assets	(2,958)	(2,613)	5,135
Accrued expenses and other current liabilities	4,988	(2,728)	(3,673)
Amounts due from/to related parties	(849)	(762)	(1,446)

Net cash provided by (used in) operating activities	84,554	(3,375)	50,079

Cash flows from investing activities
Investments in term deposits	—	—	(10,000)
Payment for available-for-sale investments	(16,076)	(10,300)	(9,500)
Proceed from investment withdrawn in Dajie.com	—	—	540
Loan to related parties	—	(6,423)	1,487
Repayment from related parties	15,500	—	8,512

Net cash used in investing activities	(576)	(16,723)	(8,961)

Cash flows from financing activities:
Proceeds from issuance of common shares upon exercise of share options	21,849	11,332	2,176
Loan from related party	—	75,060	8,610
Loan repayment to related party	(42,643)	—	—
Cash paid for shares repurchase	(21,487)	(59,420)	—
Cash paid for dividend	(54,476)	—	(62,668)

Net cash (used in) provided by financing activities	(96,757)	26,972	(51,882)

Net (decrease) / increase in cash and cash equivalents	(12,779)	6,874	(10,764)
Cash and cash equivalents, beginning of year	28,653	15,874	22,748

Cash and cash equivalents, end of year	15,874	22,748	11,984

NEW ORIENTAL EDUCATION & TECHNOLOGY GROUP INC.

Additional Information - Financial Statement Schedule I

Condensed Financial Information of Parent Company

Note to the Financial Statements

1.	BASIS FOR PREPARATION

The condensed financial information of the Company has been prepared using the same accounting policies as set out in the Group’s consolidated financial statements except that the Company used the equity method to account for investments in its subsidiaries and VIEs.

2.	INVESTMENTS IN SUBSIDIARIES AND VIEs

The Company and its subsidiaries and VIEs were included in the consolidated financial statements where the inter-company balances and transactions were eliminated upon consolidation. For purpose of the Company’s stand-alone financial statements, its investments in subsidiaries and VIEs were reported using the equity method of accounting. The Company’s share of income and losses from its subsidiaries and VIEs were reported as equity in earnings of subsidiaries and VIEs in the accompanying parent company financial statements.

3.	INCOME TAXES

The Company is a Cayman Islands company, therefore, is not subjected to income taxes for all years presented.

4.	RELATED PARTY TRANSACTIONS

The following represented related party balances as of May 31, 2015 and 2016:

	May 31,
	2015	2016
	US$	US$
Amount due from related parties:
Winner Park	12	12
Smart Shine	8,512	—
Elite Concept Holdings Limited	8,631	9,897
Koolearn Holdings Limited	—	180
New Oriental China	8,541	6,669

	25,696	16,758

Amount due to related parties:
Elite Concept Holdings Limited	357	357
Abundant State Limited	75,060	81,798
Smart Shine	—	1,487

	75,417	83,642

All related party balances were non-interest bearing and unsecured.